UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09687

              ALLIANCEBERNSTEIN FOCUSED GROWTH & INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: November 30, 2005

                    Date of reporting period: August 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN FOCUSED GROWTH & INCOME FUND
PORTFOLIO OF INVESTMENTS
August 31, 2005 (unaudited)

Company                                                 Shares     U.S. $ Value
-------                                               ----------   ------------

COMMON STOCKS-99.9%

Finance-25.8%
Banking - Money Center-1.8%
JPMorgan Chase & Co.*                                    250,000   $  8,472,500
                                                                   ------------
Banking - Regional-1.8%
North Fork Bancorporation, Inc.                          300,000      8,247,000
                                                                   ------------
Brokerage & Money Management-3.2%
Merrill Lynch & Co., Inc.                                 68,200      3,898,312
Morgan Stanley                                            80,000      4,069,600
The Goldman Sachs Group, Inc.                             58,700      6,526,266
                                                                   ------------
                                                                     14,494,178
                                                                   ------------
Insurance-10.5%
ACE, Ltd. (Bermuda)                                      185,000      8,215,850
American International Group                             360,000     21,312,000
Axis Capital Holdings, Ltd. (Bermuda)                    400,000     11,300,000
XL Capital, Ltd. Cl.A*                                   110,000      7,645,000
                                                                   ------------
                                                                     48,472,850
                                                                   ------------
Mortgage Banking-4.7%
Fannie Mae                                               425,000     21,692,000
                                                                   ------------
Miscellaneous-3.8%
Citigroup, Inc.                                          400,000     17,508,000
                                                                   ------------
                                                                    118,886,528
                                                                   ------------
Consumer Services-23.0%
Broadcasting & Cable-14.0%
Comcast Corp. CI.A(a)                                    125,400      3,784,572
News Corp. Cl.B*                                       1,125,000     19,226,250
Time Warner, Inc.                                        750,000     13,440,000
Univision Communications, Inc. Cl.A(a)*                  125,000      3,362,500
Viacom, Inc. Cl.B                                        350,000     11,896,500
Westwood One, Inc.                                       625,000     12,706,250
                                                                   ------------
                                                                     64,416,072
                                                                   ------------
Entertainment & Leisure-3.7%
Carnival Corp.                                           175,000      8,634,500
Royal Caribbean Cruises, Ltd.*                           200,000      8,544,000
                                                                   ------------
                                                                     17,178,500
                                                                   ------------
Restaurants & Lodging-1.2%
Hilton Hotels Corp.                                      147,100      3,408,307
McDonald's Corp.                                          61,900      2,008,655
                                                                   ------------
                                                                      5,416,962
                                                                   ------------

Retail - General Merchandise-4.1%
Family Dollar Stores, Inc.                               135,000      2,683,800
The Home Depot, Inc.                                     400,000     16,128,000
                                                                   ------------
                                                                     18,811,800
                                                                   ------------
                                                                    105,823,334
                                                                   ------------
Health Care-13.4%
Drugs-1.3%
Forest Laboratories, Inc.(a)                              50,000      2,220,000
Pfizer, Inc.                                             150,000      3,820,500
                                                                   ------------
                                                                      6,040,500
                                                                   ------------
Medical Products-5.8%
Boston Scientific Corp.(a)                               750,000     20,160,000
Zimmer Holdings, Inc.(a)                                  75,000      6,162,750
                                                                   ------------
                                                                     26,322,750
                                                                   ------------
Medical Services-6.3%
HCA, Inc.                                                160,000      7,888,000
Health Management Associates, Inc. Cl.A                  336,100      8,173,952
WellPoint, Inc.(a)                                       175,300     13,016,025
                                                                   ------------
                                                                     29,077,977
                                                                   ------------
                                                                     61,441,227
                                                                   ------------
Consumer Staples-10.6%
Cosmetics-2.9%
Avon Products, Inc.                                      400,000     13,128,000
                                                                   ------------
Household Products-2.1%
Colgate-Palmolive Co.                                     40,000      2,100,000
The Procter & Gamble Co.                                 135,900      7,539,732
                                                                   ------------
                                                                      9,639,732
                                                                   ------------
Tobacco-5.1%
Altria Group, Inc.                                       185,000     13,079,500
Loews Corp. - Carolina Group                             275,000     10,617,750
                                                                   ------------
                                                                     23,697,250
                                                                   ------------
Miscellaneous-0.5%
Fortune Brands, Inc.                                      25,000      2,174,500
                                                                   ------------
                                                                     48,639,482
                                                                   ------------
Technology-10.1%
Communication Equipment-1.5%
Juniper Networks, Inc.(a)                                165,000      3,752,100
QUALCOMM, Inc.                                            85,300      3,387,263
                                                                   ------------
                                                                      7,139,363
                                                                   ------------
Computer Services-3.0%
Accenture, Ltd. (Bermuda) CI.A(a)*                       285,000      6,954,000
Fiserv, Inc.(a)*                                         150,000      6,730,500
                                                                   ------------
                                                                     13,684,500
                                                                   ------------
Computer Software-5.6%
Microsoft Corp.                                          800,000     21,920,000
Oracle Corp.(a)                                          285,000      3,696,450
                                                                   ------------
                                                                     25,616,450
                                                                   ------------
                                                                     46,440,313
                                                                   ------------
Capital Goods-5.5%
Electrical Equipment-1.7%
Emerson Electric Co.                                     115,000      7,737,200
                                                                   ------------

Miscellaneous-3.8%
General Electric Co.                                     525,000     17,645,250
                                                                   ------------
                                                                     25,382,450
                                                                   ------------
Basic Industry-4.4%
Chemicals-4.4%
Air Products & Chemicals, Inc.                           247,100     13,689,340
E.I. du Pont de Nemours & Co.                            165,000      6,529,050
                                                                   ------------
                                                                     20,218,390
                                                                   ------------
Transportation-4.4%
Air Freight-1.8%
United Parcel Service, Inc. Cl.B                         115,000      8,152,350
                                                                   ------------
Railroad-2.6%
Union Pacific Corp.                                      175,000     11,947,250
                                                                   ------------
                                                                     20,099,600
                                                                   ------------
Utilities-1.7%
Telephone Utility-1.7%
SBC Communications, Inc.*                                325,000      7,826,000
                                                                   ------------
Consumer Manufacturing-1.0%
Building & Related-1.0%
American Standard Cos., Inc.                             100,000      4,560,000
                                                                   ------------
Manufacturing-0.0%
Acco Brands Corp.(a)                                           0             12
                                                                   ------------
                                                                      4,560,012
                                                                   ------------
Total Common Stocks
(cost $428,731,321)                                                 459,317,336
                                                                   ------------

                                                       Principal
                                                         Amount
                                                         (000)     U.S. $ Value
                                                       ---------   ------------
SHORT-TERM INVESTMENT-1.4%
Time Deposit-1.4%
State Street Euro Dollar
2.85%, 9/01/05
(cost $6,281,000)                                        $6,281       6,281,000
                                                                   ------------

Total Investments Before Security Lending
   Collateral-101.3%
(cost $435,012,321)                                                 465,598,336
                                                                   ------------

                                                        Shares         Value
                                                      ----------   ------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES
   LOANED-8.2%
Short-Term Investment
UBS Private Money Market Fund, LLC, 3.40%
(cost $37,762,846)                                    37,762,846     37,762,846
                                                                   ------------
Total Investments-109.5%
(cost $472,775,167)                                                 503,361,182
Other assets less liabilities-(9.5%)                                (43,690,038)
                                                                   ------------
Net Assets-100%                                                    $459,671,144
                                                                   ------------

*    Represents entire or partial securities out on loan.

(a)  Non-income producing security.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
11(a)(1)      Certification of Principal Executive Officer Pursuant to
              Section 302 of the Sarbanes-Oxley Act of 2002

11(a)(2)      Certification of Principal Financial Officer Pursuant to
              Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Focused Growth & Income Fund, Inc.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: October 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: October 24, 2005


By: /s/ Mark D. Gersten
    -------------------------------------
    Mark D. Gersten
    Treasurer and Chief Financial Officer

Date: October 24, 2005